Leases (Schedule of Components of Operating Lease Cost) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Leases [Abstract]
Fixed cost and variable cost that depend on an index	$ 3,225	$ 3,121	$ 2,689
Impairment of lease ROU asset	0	0	211
Short term lease cost	227	63	76
Sublease income	(182)	(204)	(1,293)
Total lease cost	$ 3,270	$ 2,980	$ 1,683